Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Jun. 30, 2025	Mar. 31, 2025
Accounts receivable, net	$ 1,315	$ 1,107
Contract assets	645	642
Equity method investments under fair value option	297	300
Contract liabilities	259	209
Other current liabilities	$ 512	$ 426
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,097	1,088
Common stock, shares issued (in shares)	1,059	1,057
Common stock, shares, outstanding (in shares)	1,059	1,057
Related Parties
Accounts receivable, net	$ 401	$ 279
Contract assets	227	152
Contract liabilities	104	105
Other current liabilities	$ 10	$ 11